Employee Benefits	12 Months Ended
Oct. 31, 2024
Employee Benefits [Abstract]
Employee Benefits
NOTE 23: EMPLOYEE BENEFITS
PENSION AND OTHER POST-RETIREMENT

BENEFIT PLANS
The Bank sponsors a number of pension and

post-retirement benefit plans for current eligible

and former employees. Pension arrangements

include defined
benefit pension plans, defined contribution

pension plans and supplementary arrangements

that provide pension benefits in excess

of statutory limits. The Bank
also provides certain post-retirement benefits.
The Bank’s principal defined benefit pension plans,

consisting of The Pension Fund Society of

The Toronto-Dominion Bank (the “Society”) and the defined
benefit portion of the TD Pension Plan (Canada)

(the “TDPP DB”), are for eligible Canadian

Bank employees who elected to join the Society

or the TDPP DB. The
Society was closed to new members on January

30, 2009, and the TDPP DB commenced

on March 1, 2009. Effective December 31, 2018,

the TDPP DB was
closed to new employees hired after that

date. All new permanent employees hired

in Canada on or after January 1, 2019 are eligible

to join the defined
contribution portion of the TDPP (the “TDPP

DC”) after one year of service. Benefits

under the principal defined benefit pension

plans are determined based upon
the period of plan participation and the average

salary of the member in the best consecutive

five years in the last ten years of combined plan

membership.
Benefits under the TDPP DC are funded

from the balance of the accumulated

contributions of the member and the Bank plus

the member’s investment earnings.
Annual expense for the TDPP DC is

equal to the Bank’s contributions to the plan.
Funding for the Bank’s principal defined benefit

pension plans is provided by contributions

from the Bank and members of the plans

through a separate trust. In
accordance with legislation, the Bank contributes

amounts, as determined on an actuarial basis,

to the plans and has the ultimate responsibility

for ensuring that
the liabilities of the plans are adequately funded

over time. Any deficits determined

in the funding valuations must generally be

funded over a period not exceeding
fifteen years. The Bank’s funding policy is to

make at least the minimum annual contributions

required by legislation. Any contributions

in excess of the minimum
requirements are discretionary. The principal defined benefit pension plans are registered with OSFI and

the Canada Revenue Agency and are subject

to the acts
and regulations that govern federally regulated

pension plans. The 2024

and 2023 contributions were made in accordance

with the actuarial valuation reports for
funding purposes as at October 31, 2023 and

October 31, 2022, respectively. Valuations for funding purposes are being prepared as of October 31, 2024 for the
Society and no later than October 31, 2026

for the TDPP DB.
Post-retirement defined benefit plans are unfunded

and, where offered, generally include health

care and dental benefits or, to assist with the cost, a benefits subsidy to be used to reduce the cost of

coverage. Employees must meet certain

age and service requirements to be eligible

for post-retirement benefits and are
generally required to pay a portion of the

cost of the benefits. Effective June 1, 2017, the

Bank’s principal post-retirement defined benefit

plan, covering eligible
Canadian employees, was closed to new employees

hired on or after that date.
(a)

INVESTMENT STRATEGY AND ASSET ALLOCATION
The principal defined benefit pension plans are expected to each achieve a rate of return that meets or exceeds the change in value of the plan’s respective liabilities over rolling five-year periods. The investments are managed with the primary objective of providing reasonable rates of return, consistent with available market opportunities, economic conditions, consideration of plan liabilities, prudent portfolio management, and the target risk profiles for the plans.
The asset allocations by asset category for

the principal defined benefit pension plans

are as follows:
Plan Asset Allocation
(millions of Canadian dollars except as noted) Society
1
TDPP DB
1
Target % of Fair value Target % of Fair value
As at October 31, 2024
range total Quoted Unquoted range total Quoted Unquoted
Debt 60 - 90% 71% $ – $ 4,245 55 - 75% 67% $ – $ 2,106
Equity 0- 21 5 104 194 0- 30 5 54 106
Alternative investments
2
0- 29 24 – 1,458 5 - 38 28 – 877
Other 3
n/a
n/a – 86
n/a
n/a – 188
Total

100% $ 104 $ 5,983 100% $ 54 $ 3,277
As at October 31, 2023
4
Debt 60 - 90% 70% $ – $ 3,686 55 - 75% 63% $ – $ 1,690
Equity 0- 21 4 72 153 0- 30 9 79 166
Alternative investments 2 0- 29 26 – 1,351 5 - 38 28 – 734
Other
3 n/a n/a
– 159
n/a n/a
– 130
Total

100% $ 72 $ 5,349 100% $ 79 $ 2,720
1

The principal defined benefit pension plans invest in investment vehicles which may hold shares or debt issued by the Bank.
2

The principal defined benefit pension plans’ alternative investments are primarily private equity,

infrastructure, and real estate funds.
3
Consists mainly of amounts due to and due from brokers for securities traded but not yet settled, bond repurchase agreements, interest and dividends receivable, and Pension
Enhancement Account assets, which are invested at the members’ discretion in certain mutual and pooled funds.
4
Balances as at October 31, 2023 have been restated to reflect plan assets in ‘Other’

that were reported in ‘Debt’, with no impact on the measurement of the total plan assets, to reflect the categorization of certain plan assets in the comparative period.
Public debt instruments of the Bank’s principal defined

benefit pension plans must meet or exceed

a credit rating of BBB – at the time of

purchase.
The equity portfolios of the principal defined benefit pension plans are broadly diversified primarily across small to large capitalization quality companies with no individual holding exceeding 10% of the equity portfolio or 10% of the outstanding shares of any one company. Foreign equities are included to further diversify the portfolio.

A maximum of
10
% of the equity portfolio can be invested

in emerging market equities.
Derivatives can be utilized by the principal

defined benefit pension plans provided

they are not used to create financial leverage,

unless the financial leverage is
for risk management purposes. The principal

defined benefit pension plans are permitted

to invest in alternative investments, such as private

equity, infrastructure
equity, and real estate.
(b)

RISK MANAGEMENT PRACTICES
The Bank’s principal defined benefit pension plans

are overseen by a single retirement governance

structure established by the Human Resources

Committee of
the Bank’s Board of Directors. The governance

structure utilizes retirement governance

committees who have responsibility

to oversee plan operations and
investments, acting in a fiduciary capacity. Strategic, material plan changes require the approval of the

Bank’s Board of Directors.
The principal defined benefit pension plans’ investments

include financial instruments which

are exposed to various risks. These risks include

market risk
(including foreign currency, interest rate, inflation, equity price, and credit spread risks), credit risk, and liquidity

risk. Key material risks faced by defined

benefit
plans are a decline in interest rates or credit

spreads, which could increase the present

value of the projected benefit obligation by

more than the change in the
value of plan assets, and from longevity risk

(that is, lower mortality rates).
Asset-liability matching strategies are employed

to focus on obtaining an appropriate balance

between earning an adequate return

and having changes in
liability values hedged by changes in asset

values.
The principal defined benefit pension plans

manage these financial risks in accordance

with the
Pension Benefits Standards Act, 1985 , applicable regulations, as well as the plans’ written investment policies.

Specific risk management practices monitored

for the principal defined benefit pension plans

include performance,
credit exposure, and asset mix.
(c)

OTHER SIGNIFICANT PENSION AND POST-RETIREMENT

BENEFIT PLANS
Canada Trust (CT) Pension Plan
As a result of the acquisition of CT Financial

Services Inc., the Bank sponsors a defined

benefit pension plan, which is closed

to new members, but for which
active members continue to accrue benefits.

Funding for the plan is provided by contributions

from the Bank and members of the plan.
TD Insurance Pension Plan
As a result of the acquisition of Meloche

Monnex Inc., the Bank sponsors a defined benefit

pension plan, which is closed to new

members, but for which active
members continue to accrue benefits. Funding

for the plan is provided by contributions

from the Bank.
TD Bank, N.A. Retirement Plans
TD Bank, N.A. and its subsidiaries maintain

a defined contribution 401(k) plan covering

all employees. Annual expense is equal

to the Bank’s contributions to the
plan. TD Bank, N.A. also has frozen defined

benefit pension plans covering certain legacy

TD Banknorth and TD Auto Finance (legacy

Chrysler Financial)
employees.
Government Pension Plans
The Bank also makes contributions to government

pension plans, including the Canada Pension

Plan, Quebec Pension Plan and Social Security

under the
U.S.
Federal Insurance Contribution Act.
(d)

DEFINED CONTRIBUTION PLAN EXPENSE
The following table summarizes expenses for

the Bank’s defined contribution plans.
Defined Contribution Plan Expenses
(millions of Canadian dollars)

For the years ended October 31
2024 2023
Defined contribution pension plans 1 $ 310 $ 250
Government pension plans
2
533 502
Total $ 843 $ 752
Includes the TDPP DC and the TD Bank, N.A. defined contribution 401(k) plan.
2

Includes Canada Pension Plan, Quebec Pension Plan, and Social Security under the U.S.
Federal Insurance Contributions Act .
(e)

DEFINED BENEFIT PLAN FINANCIAL INFORMATION
The following table presents the financial position

of the Bank’s principal pension and post-retirement

defined benefit plans and the Bank’s other material

defined
benefit pension plans for the years ended October

31, 2024 and October 31, 2023. Other

employee defined benefit plans operated

by the Bank and certain of its
subsidiaries are not considered material

for disclosure purposes.
Employee Defined Benefit Plans’ Obligations, Assets,

Funded Status, and Expense
(millions of Canadian dollars, except as noted)

Principal
post-retirement
Principal pension plans benefit plan 1 Other pension plans 2
2024 2023 2024 2023 2024 2023
Change in projected benefit obligation
Projected benefit obligation at beginning of year

$ 6,833 $ 6,763 $ 352 $ 372 $ 2,264 $ 2,339
Service cost – benefits earned 217 247 5 6 15 17
Interest cost on projected benefit obligation 381 353 20 19 128 122
Remeasurement (gain) loss – financial 1,155 (487) 40 (9) 220 (97)
Remeasurement (gain) loss – demographic – – – (18) (1) –
Remeasurement (gain) loss – experience 92 151 – 2 20 11
Members’ contributions

112 113 – – – –
Benefits paid (355) (307) (20) (20) (149) (149)
Change in foreign currency exchange rate – – – – 3 21
Past service cost 3 35 – – – – –
Projected benefit obligation as at October 31 8,470 6,833 397 352 2,500 2,264
Wholly or partially funded projected benefit obligation 8,470 6,833 – – 1,898 1,711
Unfunded projected benefit obligation – – 397 352 602 553
Total projected benefit obligation

as at October 31
8,470 6,833 397 352 2,500 2,264
Change in plan assets

Plan assets at fair value at beginning of year 8,220 8,481 – – 1,816 1,894
Interest income on plan assets 464 453 – – 102 99
Remeasurement gain (loss) – return on plan assets less

interest income 988 (698) – – 177 (76)
Members’ contributions

112 113 – – – –
Employer’s contributions

– 187 20 20 56 33
Benefits paid (355) (307) (20) (20) (149) (149)
Change in foreign currency exchange rate – – – – 3 21
Defined benefit administrative expenses (11) (9) – – (5) (6)
Plan assets at fair value as at October 31 9,418 8,220 – – 2,000 1,816
Excess (deficit) of plan assets at fair value over projected benefit obligation

948 1,387 (397) (352) (500) (448)
Effect of asset limitation and minimum funding requirement – (195) – – (21) (53)
Net defined benefit asset (liability) 948 1,192 (397) (352) (521) (501)
Recorded in
Other assets in the Bank’s Consolidated Balance Sheet 948 1,192 – – 94 62
Other liabilities in the Bank’s Consolidated Balance Sheet – – (397) (352) (615) (563)
Net defined benefit asset (liability) 948 1,192 (397) (352) (521) (501)
Annual expense
Net employee benefits expense includes the following:
Service cost – benefits earned 217 247 5 6 15 17
Net interest cost (income) on net defined benefit liability

(asset)

(83) (100) 20 19 26 23
Interest cost on asset limitation and minimum funding requirement 11 21 – – 3 4
Past service cost 3 35 – – – – –
Defined benefit administrative expenses 9 10 – – 5 5
Total $ 189 $ 178 $ 25 $ 25 $ 49 $ 49
Actuarial assumptions used to determine the annual expense
Weighted-average discount rate for projected benefit

obligation
5.66% 5.44% 5.71% 5.45% 5.95% 5.56%
Weighted-average rate of compensation increase 2.78% 2.88% 3.05% 3.25% 1.35% 1.42%
Assumed life expectancy at age 65, in years
Male aged 65

23.2 23.2 23.2 23.2 21.9 21.9
Female aged 65 24.3 24.3 24.3 24.3 23.4 23.4
Male aged 45 24.1 24.1 24.1 24.1 22.6 22.6
Female aged 45 25.2 25.2 25.2 25.2 24.3 24.2
Actuarial assumptions used to determine the projected
benefit obligation as at October 31
Weighted-average discount rate for projected benefit

obligation
4.83% 5.66% 4.80% 5.71% 5.06% 5.95%
Weighted-average rate of compensation increase 2.78% 2.78% 3.00% 3.05% 1.37% 1.35%
Assumed life expectancy at age 65, in years
Male aged 65

23.2 23.2 23.2 23.2 21.9 21.9
Female aged 65 24.3 24.3 24.3 24.3 23.5 23.4
Male aged 45 24.1 24.1 24.1 24.1 22.7 22.6
Female aged 45 25.2 25.2 25.2 25.2 24.3 24.3
1
The rate of increase for health care costs for the next year used to measure the expected cost of benefits covered for the principal post-retirement defined benefit plan is
2.59%. The rate
is assumed to decrease gradually to 0.89 % by the year 2040 and remain at that level thereafter (2023 – 3.24 % grading to 0.89 % by the year 2040 and remain at that level thereafter).
2

Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, and supplemental executive defined benefit pension plans.
3

Relates to the Pension Fund Society that was modified in fiscal 2024.
The Bank recognized the following amounts

on the Consolidated Balance Sheet.
Amounts Recognized in the Consolidated

Balance Sheet
(millions of Canadian dollars) As at

October 31 October 31
2024 2023
Other assets
Principal defined benefit pension plans $ 948 $ 1,192
Other defined benefit pension plans

94

62
Total

1,042

1,254
Other liabilities
Principal post-retirement defined benefit

plan
397 352
Other defined benefit pension plans 615 563
Other employee benefit plans
1
368 329
Total

1,380

1,244
Net amount recognized

$ (338) $ 10
1

Consists of other pension and other post-retirement benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.
The following table summarizes the remeasurements

recognized in OCI for the Bank’s principal pension

and post-retirement defined benefit plans and

certain of
the Bank’s other material defined benefit pension plans.
Amounts Recognized in Other Comprehensive

Income for Remeasurement of Defined

Benefit Plans
1,2
(millions of Canadian dollars) Principal

post-retirement
Principal pension plans benefit plan Other pension plans
For the years ended October 31
2024 2023 2024 2023 2024 2023
Remeasurement gains (losses) – financial $ (1,155) $ 487 $ (40) $ 9 $ (220) $ 97
Remeasurement gains (losses) – demographic – – – 18 1 –
Remeasurement gains (losses) – experience (92) (151) – (2) (20) (11)
Remeasurement gains (losses) – return

on

plan assets less interest income 986 (697) – – 177 (77)
Changes in asset limitation and minimum funding

requirement
206 210 – – 35 12
Total $ (55) $ (151) $ (40) $ 25 $ (27) $ 21
1

Amounts are presented on a pre-tax basis.
2
Excludes net remeasurement gains (losses) recognized in OCI in respect of other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes totalling ($ 29 ) million (2023 – $ 10 million).
(f)

CASH FLOWS
During the year ended October 31, 2025,

the Bank expects to contribute $
140

million to its principal defined benefit pension

plans, $
21

million to its principal post-
retirement defined benefit plan, and $ 60

million to its other defined benefit pension

plans. Future contribution amounts

may change upon the Bank’s review of its
contribution levels during the year.
The following table summarizes the expected

future benefit payments for the next 10 years.
Expected Future Benefit Payments
(millions of Canadian dollars)

Principal
Principal post-retirement
pension plans benefit plan
Other pension
plans
Benefit payments expected to be paid

in:

2025 $ 416 $ 21 $ 166
2026 439 22 169
2027 463 23 170
2028 487 24 172
2029 508 24 173
2030-2034 2,814 131 852
Total $ 5,127 $ 245 $ 1,702
(g)

MATURITY PROFILE
The breakdown of the projected benefit obligations

between active, deferred, and retired

members is as follows:
Disaggregation of Projected Benefit Obligation
(millions of Canadian dollars) Principal
Principal post-retirement
pension plans benefit plan Other pension plans
As at October 31
2024 2023 2024 2023 2024 2023
Active members $ 5,722 $ 4,459 $ 163 $ 135 $ 488 $ 448
Deferred members 543 452 – – 373 362
Retired members 2,205 1,922 234 217 1,639 1,454
Total $ 8,470 $ 6,833 $ 397 $ 352 $ 2,500 $ 2,264
The weighted-average duration of the projected

benefit obligations is as follows:
Duration of Projected Benefit Obligation
(number of years) Principal Principal
pension post-retirement
plans benefit plan Other pension plans
As at October 31
2024 2023 2024 2023 2024 2023
Weighted-average duration 14 13 13 12 11 10
(h)

SENSITIVITY ANALYSIS
The following table provides the sensitivity

of the projected benefit obligation for the

Bank’s principal defined benefit pension plans,

the principal post-retirement
defined benefit plan, and the Bank’s significant

other defined benefit pension plans to actuarial

assumptions considered significant by the Bank.

These include
discount rate, rates of compensation increase,

life expectancy, and health care cost initial trend rates, as applicable.

The sensitivity analysis provided in the

table
should be used with caution, as it is hypothetical

and the impact of changes in each significant

assumption may not be linear. For each sensitivity test,

the impact
of a reasonably possible change in a single

factor is shown with other assumptions left

unchanged. Actual experience may result in

simultaneous changes in a
number of key assumptions, which could

magnify or diminish certain sensitivities.
Sensitivity of Significant Defined Benefit

Plan Actuarial Assumptions
(millions of Canadian dollars, except

as noted)
As at
October 31, 2024
Obligation Increase (Decrease)

Principal
Principal post- Other
pension retirement pension
plans benefit plan plans
Impact of an absolute change in
significant actuarial assumptions
Discount rate
1% decrease in assumption $ 1,250 $ 54 $ 294
1% increase in assumption (989) (44) (244)
Rates of compensation increase
1% decrease in assumption (242) – 1 (20)
1% increase in assumption 217 –
1
23
Life expectancy
1 year decrease in assumption (150) (11) (75)
1 year increase in assumption
146 11 73
Health care cost initial trend rate
1% decrease in assumption
n/a (7) n/a
1% increase in assumption n/a 7 n/a
1 An absolute change in this assumption is immaterial.